FINANCIAL INSTRUMENTS - Disclosure of Analysis of Financial Instruments Valued Using Internal Models Based on Information Other than Market Data (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	£ 421	£ 602
Financial assets at fair value through other comprehensive income	9,040	8,481
Total net assets	142	151
Total (expense)/income	(1)	44	£ (21)
Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets and liabilities	156	160
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	4	38	(40)
Other Level 3 | Level 3
Disclosure Of Financial Assets And Liabilities [Line Items]
Other Level 3 assets	0	1
Other Level 3 liabilities	(14)	(10)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	7	17
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	(5)	(1)	2
Reversionary property interests | Equity and credit contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Derivative assets	35	35
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	6	12	(8)
Reversionary property interests | Debt securities in issue
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	36	49
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	2	(3)	0
Roll-up mortgage portfolio | Total loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	22	24
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(1)	(2)	(18)
Other loans | Total loans and advances to customers
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	22	22
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	0	4	(4)
Unlisted equity shares | Equity securities
Disclosure Of Financial Assets And Liabilities [Line Items]
FVTPL assets	7	30
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(3)	27	(10)
Other securities | Debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	34	0
Derivative assets and other Level 3 assets, fair value movements recognised in OCI	£ 0	£ 0	£ 0